Significant Accounting Policies (Details 5) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets
Capitalized software development costs		₩ 8,553
Online Game Product Development Costs
Intangible assets
Capitalized software development costs	₩ 0	8,553
Amortization expense for the period	3,948	3,990	₩ 4,613
Impairment losses	₩ 4,605	₩ 0